                              D O D G E  &  C O X


                                  Income Fund
                    -------------------------------------





                               Dodge & Cox
                           Investment Managers
                                35th Floor
                            One Sansome Street
                              San Francisco
                             California 94104
                              (415) 981-1710

                            For Fund literature and
                           information, please call:
                                (800) 621-3979

                    -------------------------------------



                                  DODGE & COX

                    -------------------------------------

                                  INCOME FUND
                               Established 1989
                    -------------------------------------

                    -------------------------------------






                               Quarterly Report

                              September 30, 1996

                                     1996

                    -------------------------------------
                    -------------------------------------
                    -------------------------------------

                                  DODGE & COX
                                  INCOME FUND



                  Portfolio of Investments                                                          September 30, 1996
                  ----------------------------------------------------------------------------------------------------
                    PAR VALUE                                                                             MARKET VALUE
BONDS:              U.S. TREASURY:  23.0%
96.7%               $ 5,000,000     U.S. Treasury Notes, 5 1/8%, 1998...................................   $ 4,896,850
                     10,000,000     U.S. Treasury Notes, 5 1/4%, 1998...................................     9,857,800
                     39,000,000     U.S. Treasury Notes, 7 1/8%, 1998...................................    39,743,340
                     10,000,000     U.S. Treasury Notes, 7 1/2%, 2001...................................    10,432,800
                     17,000,000     U.S. Treasury Notes, 6 1/4%, 2003...................................    16,729,020
                     10,000,000     U.S. Treasury Notes, 6 1/2%, 2005...................................     9,871,900
                      2,000,000     U.S. Treasury Bonds, 1 4%, 2011, Callable 2006......................     3,037,500
                      5,650,000     U.S. Treasury Bonds, 7 7/8%, 2021...................................     6,170,874
                                                                                                           -----------
                                                                                                           100,740,084
                     FEDERAL AGENCY MORTGAGE PASS-THROUGH, CMO* AND REMIC**: 41.0%
                         69,925     Federal Home Loan Mtge. Corp. Group 54-1078, 6%, 2003...............        69,364
                        102,428     Federal Home Loan Mtge. Corp. Group 25-5222, 7%, 2003...............       102,408
                      2,683,817     Federal Home Loan Mtge. Corp. Group 25-6654, 8%, 2003...............     2,736,098
                        381,020     Federal Home Loan Mtge. Corp. Group 18-0233, 7%, 2006...............       378,738
                        179,096     Federal Home Loan Mtge. Corp. Group 26-0478, 7%, 2006...............       179,060
                      8,551,490     Federal Home Loan Mtge. Corp. Group G10139 15 year, 7%, 2008........     8,514,034
                        774,513     Federal Home Loan Mtge. Corp. Group 27-2784, 7 1/4%, 2008...........       775,698
                        237,988     Federal Home Loan Mtge. Corp. Group 53-0142, 7 1/2%, 2008...........       238,647
                        548,976     Federal Home Loan Mtge. Corp. Group 18-8028, 8%, 2008...............       560,779
                        464,890     Federal Home Loan Mtge. Corp. Group 18-9269, 8%, 2008...............       473,946
                        426,236     Federal Home Loan Mtge. Corp. Group 29-0537, 8%, 2009...............       436,888
                        901,434     Federal Home Loan Mtge. Corp. Group 29-2668, 8%, 2009...............       922,284
                        307,106     Federal Home Loan Mtge. Corp. Group 26-0671, 8 1/4%, 2009...........       313,856
                        230,844     Federal Home Loan Mtge. Corp. Group 53-4727, 6 1/2%, 2012...........       229,087
                     11,542,377     Federal Home Loan Mtge. Corp. Multi PC Series 1209-H, 7%, 2005......    11,632,523
                     13,000,000     Federal Home Loan Mtge. Corp. Multi PC Series 1457PJ, 7%, 2007......    12,939,030
                     10,900,000     Federal Home Loan Mtge. Corp. Multi PC Series 1258-EA, 8%, 2007.....    11,257,629
                     13,284,798     Federal Home Loan Mtge. Corp. Multi PC Series 1565-G, 6%, 2008......    12,429,523
                     10,000,000     Federal Home Loan Mtge. Corp. Multi PC Series G-37 I, 6%, 2022......     8,943,700
                      3,862,464     Federal Natl. Mtge. Assn. MBS Pool 57358, 6 1/4%, 2007..............     3,793,558
                      8,197,010     Federal Natl. Mtge. Assn. MBS Pool 70255, 7 1/2%, 2007..............     8,295,948
                     12,637,223     Federal Natl. Mtge. Assn. MBS Pool 353892 15 year, 8%, 2010.........    12,923,709
                        995,863     Federal Natl. Mtge. Assn. MBS Pool 478, 7 1/2%, 2011................     1,009,188
                      2,319,821     Federal Natl. Mtge. Assn. MBS Pool 151777, 8%, 2012.................     2,380,693
                        631,773     Federal Natl. Mtge. Assn. MBS Pool 83014, 6 1/2%, 2013..............       626,460
                      2,944,701     Federal Natl. Mtge. Assn. MBS Pool 260892, 8%, 2022.................     3,033,013
                      3,000,000     Federal Natl. Mtge. Assn. PC 1992-109-J, 7%, 2007...................     2,958,750
                     10,000,000     Federal Natl. Mtge. Assn. PC G1994-13-E, 7%, 2015...................    10,012,500
                      9,000,000     Federal Natl. Mtge. Assn. PC 1994-72-J, 6%, 2023....................     8,049,330
                      8,287,953     Govt. Natl. Mtge. Assn. Pool 780337, 7 1/4%, 2006...................     8,364,782
                     10,177,928     Govt. Natl. Mtge. Assn. Pool 780258, 7 1/2%, 2007...................    10,287,951
                        747,215     FBC Mtge. Sec. Trust IV-A2, 8.30%, 2009.............................       758,886
                     14,877,000     Veterans Affairs Vendee Mtge. Trust 1995-3 1D, 7 1/4%, 2016.........    14,784,019
                     10,000,000     Veterans Affairs Vendee Mtge. Trust 1995-1C 3E, 8%, 2018............    10,209,300
                      8,757,401     Veterans Affairs Vendee Mtge. Trust 1995-2D 4A, 9.2925%, 2025.......     9,181,522
                                                                                                          ------------
                                                                                                           179,802,901

 * CMO: Collateralized Mortgage Obligation
** REMIC: Real Estate Mortgage Investment Conduit
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                              D O D G E  &  C O X
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                                  Income Fund


            Portfolio of Investments                                                                            September 30, 1996
            ----------------------------------------------------------------------------------------------------------------------
                PAR VALUE                                                                                          MARKET VALUE

BONDS       INDUSTRIAL: 15.0%
(Continued) $ 4,000,000        Dayton-Hudson Corp. Debentures 9%, 2021.......................................    $   4,415,880
              1,000,000        Dayton-Hudson Corp. Debentures 9.70%, 2021....................................        1,178,060
              4,435,000        Dayton-Hudson Corp. Debentures 87/8%, 2022....................................        4,854,684
              2,415,000        Dayton-Hudson Corp. MTN 9.35%, 2020, Putable 1997.............................        2,733,345
              5,000,000        Ford Holdings, Inc. Debentures 93/8%, 2020....................................        5,841,800
              6,500,000        Ford Motor Co. Debentures 9.95%, 2032.........................................        8,153,665
              4,000,000        General Motors Corp. Debentures 7.70%, 2016...................................        3,961,360
              8,125,000        Lockheed Martin Corp. Debentures 7.65%, 2016..................................        8,157,500
              5,000,000        Lockheed Martin Corp. Debentures 73/4%, 2026..................................        5,028,850
              5,000,000        May Department Stores Notes 75/8%, 2013.......................................        4,979,800
              2,500,000        Ralston Purina Debentures 85/8%, 2022.........................................        2,638,775
              8,000,000        Time Warner Entertainment Senior Debentures 83/8%, 2033.......................        7,800,160
              2,500,000        Union Camp Corp. Debentures 91/4%, 2011.......................................        2,890,025
              3,034,000        Walt Disney Co. Debentures 7.55%, 2093........................................        2,968,011
                                                                                                                   -----------
                                                                                                                    65,601,915
             FINANCE: 8.1%
              1,103,606        Banamex Export Funding Corp. Coll. Notes Series K, 5.74%, 1997................        1,101,178
              1,450,000        Barclays North American Capital Corp. Notes 93/4%, 2021, Callable 2001........        1,624,406
              1,000,000        CIGNA Corp. Debentures 7.65%, 2023............................................          953,590
              2,205,000        First Nationwide Bank Subordinated Debentures 10%, 2006.......................        2,471,055
              1,600,000        General Electric Capital Services Subordinated Notes 71/2%, 2035..............        1,585,248
              8,000,000        GMAC Put Bonds 87/8%, 2010, Putable 2000/2005.................................        9,054,560
              4,500,000        ITT Hartford Group Notes 8.30%, 2001..........................................        4,735,080
              7,500,000        ITT Hartford Group Notes 63/8%, 2002..........................................        7,238,700
              3,370,000        Norwest Corp. MTN 6.20%, 2005.................................................        3,134,639
              4,000,000        Norwest Corp. MTN 61/2%, 2005.................................................        3,807,760
                                                                                                                    ----------
                                                                                                                    35,706,216
       INTERNATIONAL AGENCY: 3.8%
              4,150,000        European Investment Bank Bonds 101/8%, 2000...................................        4,644,473
              3,300,000        European Investment Bank Bonds 91/8%, 2002....................................        3,678,048
              8,750,000        Inter-American Development Bank Debentures 71/8%, 2023, Callable  2003........        8,113,700
                                                                                                                    ----------
                                                                                                                    16,436,221
            CANADIAN: 3.5%
              7,062,000        Canadian Pacific Ltd. Debentures 9.45%, 2021..................................        8,065,722
              6,000,000        Hydro-Quebec Debentures 91/2%, 2030...........................................        7,056,240
                                                                                                                    ----------
                                                                                                                    15,121,962
        TRANSPORTATION: 1.9%
              5,630,000        Consolidated Rail Corp. Debentures 93/4%, 2020................................        6,870,852
                400,000        Norfolk & Western Railroad Equipment Trust Certificate 101/8%, 2000...........          443,216
              1,000,000        Seaboard Coast Line Railroad Equipment Trust Certificate 111/4%, 1999.........        1,102,890
                                                                                                                    ----------
                                                                                                                     8,416,958
        PUBLIC UTILITIES: 0.4%
              1,500,000        Idaho Power Co. 1st Mortgage Bonds 91/2%, 2021, Callable 2001.................        1,640,820
                                                                                                                   -----------
                                                    Total Bonds (cost $421,211,225)..........................      423,467,077
                                                                                                                   -----------

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                              D O D G E  &  C O X
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                                  Income Fund


                       Portfolio of Investments                                                              September 30, 1996
                       --------------------------------------------------------------------------------------------------------
                       PAR VALUE                                                                                MARKET VALUE

SHORT-TERM             $ 4,534,806    General Mills, Inc., Variable Demand Note 5.19%, 1996................    $  4,534,806
INVESTMENTS:             4,837,710    Pitney Bowes Credit Corp., Variable Demand Note 5.19%, 1996..........       4,837,710
4.1%                     3,220,080    Sara Lee Corp., Variable Demand Note 5.17%, 1996.....................       3,220,080
                           847,328    Southwestern Bell Telephone Co., Variable Demand Note 5.17%, 1996....         847,328
                         4,655,002    Warner Lambert Co., Variable Demand Note 5.17%, 1996.................       4,655,002
                           200,000    Wisconsin Electric Power Corp., Variable Demand Note 5.24%, 1996.....         200,000
                                                                                                               ------------
                                               Total Short-Term Investments (cost $18,294,926).............      18,294,926
                                                                                                               ------------

                       TOTAL INVESTMENTS (cost $439,506,151)....................    100.8%                      441,762,003
                       OTHER ASSETS LESS LIABILITIES............................     (0.8)                       (3,632,118)
                                                                                    ------                     ------------
                       TOTAL NET ASSETS                                             100.0%                     $438,129,885
                                                                                    ======                     ============
                       Capital shares outstanding 38,157,795                        Net asset value per share $11.48
                       (par value $.01 each)


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                                       3

                              D O D G E  &  C O X
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                                  INCOME FUND



Condensed Statement of Operations
--------------------------------------------------------------------------------
For the Nine Months Ended September 30, 1996
Investment income............................................  $  19,319,337
Expenses.....................................................      1,379,921
                                                               --------------
Net investment income........................................  $  17,939,416
                                                               =============
Net realized loss from security transactions
      (based on identified cost).............................  $    (488,445)
Change in unrealized appreciation of investments.............    (14,242,137)
                                                               --------------
Net realized and unrealized loss on investments..............  $ (14,730,582)
                                                               ==============

  S.E.C. yield for the 30 day period ended September 30, 1996.....6.90%*

* An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.


Condensed  Financial Information
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Net Asset Value Per Share  Distributions Per Share
                                                                                  -------------------------  -----------------------

Year Ended                                                                                                                   Capital
December 31                                                  Net Assets          Actual            Adjusted*      Income       Gains
------------------------------------------------------------------------------------------------------------------------------------

  1989                                                     $ 32,762,573          $10.68               $10.69       $.69        $ .01
  1990                                                       52,086,033           10.61                10.63        .81          .01
  1991                                                       96,219,763           11.59                11.65        .82          .03
  1992                                                      136,261,902           11.55                11.70        .82          .09
  1993                                                      180,032,487           11.89                12.21        .78          .17
  1994                                                      195,373,985           10.74                11.07        .76          .05
  1995                                                      303,323,955           12.02                12.45        .78          .06
  1996 (9/30)                                               438,129,885           11.48                11.89        .57**         --
                                                                                                                   ----         ----
                                                                                                                 $ 6.03       $ .42
                                                                                                                 ======       =====

*  Adjusted for assumed reinvestment of capital gains distributions.
** During the quarter, a distribution of $.19 per share from net investment income was paid to shareholders of record September 17, 1996.




                                                                                                                 7.75 Years
 Average annual total returns for periods ended September 30, 1996            1 Year         5 Years          (Since Inception)
----------------------------------------------------------------------    -----------------------------   -----------------------
Dodge & Cox Income Fund                                                       4.75%           8.26%                9.58%
Lehman Brothers Aggregate Bond Index                                          4.88            7.46                 9.17

The Fund's total returns include the reinvestment of dividend and capital gains distributions. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged measure of U.S. dollar-denominated investment grade rated securities, including U.S. Government, corporate, asset-backed and mortgage-backed issues. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.
                                      *  *  *

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants, who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

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

                              D O D G E  &  C O X
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                                  Income Fund



      Officers and Directors
      --------------------------------------------------------------------------

      A. Horton Shapiro, President and Director
      Senior Vice-President, Dodge & Cox

      John A. Gunn, Vice President and Director
      President, Dodge & Cox

      W. Timothy Ryan, Secretary-Treasurer
      and Director
      Senior Vice-President, Dodge & Cox

      Dana M. Emery, Assistant
      Secretary-Treasurer and Director
      Vice-President, Dodge & Cox

      Thomas M. Mistele, Assistant
      Secretary-Treasurer
      General Counsel, Dodge & Cox


      Max Gutierrez, Jr., Director
      Partner, Brobeck, Phleger & Harrison, Attorneys

      Frank H. Roberts, Director
      Retired Partner, Pillsbury, Madison & Sutro Attorneys

      John B. Taylor, Director
      Professor of Economics, Stanford University

      Will C. Wood, Director
      Principal, Kentwood Associates, Finanacial Advisers

      -------------------------------------------------------------------------
      MANAGERS
      Dodge & Cox
      One Sansome Street, 35th Floor
      San Francisco, California 94104
      Telephone (415) 981-1710

      CUSTODIAN & TRANSFER AGENT
      Firstar Trust Company
      P. O. Box 701
      Milwaukee, Wisconsin 53201-0701
      Telephone (800) 621-3979

      INDEPENDENT ACCOUNTANTS
      Price Waterhouse LLP
      San Francisco, California

      LEGAL COUNSEL
      Heller, Ehrman, White & McAuliffe
      San Francisco, California




      --------------------------------------------------------------------------
      This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.


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                       THIS PAGE INTENTIONALLY LEFT BLANK


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                General Information
                ----------------------------------------------------------------

Dodge & Cox     The Fund enables investors to obtain the benefits of experienced
Income Fund     and continuous investment supervision. The Fund is invested in a diversified portfolio of fixed-income securities with the primary objective of providing shareholders with a high and stable rate of current income consistent with long-term preservation of capital.

Investment      Since 1930, Dodge & Cox has been providing professional
Manager         investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions.
                In addition, Dodge & Cox manages the Dodge & Cox Balanced Fund and the Dodge & Cox Stock Fund. Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities.

No Sales Charge There are no commissions on the purchase or redemption of shares of the Fund.

Gifts Dodge & Cox Income Fund shares provide a convenient method for making gifts to children and to other family members. Fund shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Reinvestment    Shareholders may direct that dividend and capital gains
Plan            distributions be reinvested in additional Fund shares.

Automatic       Shareholders may make regular monthly or quarterly investments
Investment      of $100 or more through automatic deductions from their bank
Plan            accounts.

Withdrawal Plan Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

                The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has available an Individual Retirement Plan (IRA) for shareholders of the Fund.

                Fund literature and details on all of these plans are available from the Fund upon request.

                Dodge & Cox Income Fund
                c/o Firstar Trust Company
                P.O. Box 701
                Milwaukee, Wisconsin 53201-0701
                Telephone (800) 621-3979


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                                  DODGE & COX
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                                  Income Fund

Dear Shareholder                                                    October 1996

The Dodge & Cox Income Fund had a total return of 2.0% for the quarter ended September 30, 1996. This result compares with a total return of 1.8% for the Lehman Brothers Aggregate Bond Index (LBAG). For the first nine months of 1996, the Income Fund returned 0.4%, compared to 0.6% for the LBAG. Returns for longer time periods are presented in the box below.

--------------------------------------------------------------------------------
                          Average Annual Total Return
                                                                   Since
For periods ended September 30, 1996         1 Year   5 Years  Inception 1/3/89
--------------------------------------------------------------------------------
Dodge & Cox Income Fund                      4.75%    8.26%         9.58%
Lehman Brothers Aggregate Bond Index         4.88     7.46          9.17

The Fund's total returns include the reinvestment of dividend and capital gain distributions. The LBAG is a broad based unmanaged measure of U.S. dollar-denominated investment grade rated securities, including U.S. Government corporate asset-backed and mortgage-backed issues. Index returns, unlike Fund returns do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with marked conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Interest Rates Unchanged in Quarter

Interest rates were nearly unchanged in the third quarter--yields on benchmark U.S. Treasuries from one year to thirty years were within three basis points (3/100 of a percentage point) of their June 30 levels. The Fund's relative return for this quarter was a product of: its yield advantage relative to the LBAG, narrower yield premiums on many of the Fund's corporate holdings, and the Fund's continued overweighting of the mortgage-backed securities sector, which constituted 41% of the Fund's holdings at quarter end.

A New Addition to Mortgage Pass-through Holdings

Dodge & Cox holds Federal Agency mortgage pass-through securities in the Income Fund as a way to add incremental yield without sacrificing the Fund's high average quality (AA+). Our strategy in this sector, as we have discussed in past letters, is to focus our investments in securities that exhibit relatively stable cash flows over a wide range of interest rate scenarios. A recent purchase is worth highlighting because it represents an implementation of this strategy, but with a security that is new to the Fund. Please note that the following security is discussed as an example of our investment process, not because we believe it is necessarily more attractive than the Fund's other investments.

The Freddie Mac (the Federal Home Loan Mortgage Corporation) Pool G10139 is a pool of "seasoned" 7%, 15-year mortgages that was created in November of 1993 from mortgages originated in the preceding twelve months. We believe that the 46 months of seasoning (average time from the origination of the underlying mortgage loans to the present) gives these securities favorable, and undervalued, investment characteristics.

We see the following benefits to this seasoning:

 . Lower loan balances on the underlying mortgages--a result of regular principal amortization on the accelerated 15-year schedule;

 . homeowners whose average-tenure-in-the-home is understated, as many of the mortgages in the pool were from the refinancings of 30-year mortgages;

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Dodge & Cox    One Sansome Street     San Francisco,    California       94104

                                  DODGE & COX
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                                  Income Fund


 . the previous departure from the pool of those homeowners who are more likely or able to refinance; and

 .  a lack of potential refinancing alternatives.

These attributes combine to create a pool that appears less likely to suffer either large waves of prepayments if interest rates fall significantly, or drastic declines in prepayments if interest rates were to rise.

For long-term investors, prepayment stability is important to earning a high relative return in mortgage-backed securities. High and unexpected levels of prepayments in times of lower interest rates would require the Fund to reinvest this principal at lower rates than the securities originally offered, and for longer time periods than were expected. The prices of mortgage securities would rise in response to lower interest rates, but less than the price rise of non-- mortgage alternatives. This occurs because market participants raise their prepayment expectations in response to the lower interest rates. These higher expected prepayment levels shorten the expected life of mortgage securities, and reduce the positive price impact of the fall in interest rates. Finally, prepayments are made at par (100% of face value). If the security was bought or is priced above par, every dollar that is returned to the investor earlier than expected would reduce the total return of the investment.

Prepayment surprises can also be damaging if they are lower than expected. If a rise in interest rates creates a dramatic slowing of prepayments and/or prepayment expectations, as happened in 1994, price performance of many mortgage-backed securities can suffer relative to non-mortgage alternatives. This is because lower prepayment expectations lengthen the expected life of mortgage pass-throughs, exacerbating the price decline from the rise in interest rates.

At Dodge & Cox, we have always invested in the mortgage-backed area with an objective of reducing some of the risks of prepayment instability. We invested in this seasoned 15-year pool because it has attributes that may lower the probability of dramatic prepayment surprises, and these attributes do not appear to be fully valued by the market.

In Closing

Thank you for your continued confidence in the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

                              Dodge & Cox


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Dodge & Cox     One Sansome Street     San Francisco, California     94104